Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 42,258	¥ 53,599
Aircraft, engines and flight equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	37,277	47,822
Other property, plant and equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	3,646	4,917
Investments [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 1,335	¥ 860